Equity Method and Other Investments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Equity Method And Other Investments [Line Items]
Income (loss) from equity method and other investments	$ (18,333)	$ (44,788)	$ (32,206)
Credit loss valuation allowance for available-for-sale debt securities	62,900	43,900	0
Unrealized gain (loss) on available-for-sale debt securities	2,000	4,400	0
Contributions to investments	26,704	99,146	80,674
Distributions from investments	3,300	$ 48,000	$ 16,600
ChinaCo | Affiliated Entity
Schedule Of Equity Method And Other Investments [Line Items]
Lease guarantees	3,500
Commitment To Fund
Schedule Of Equity Method And Other Investments [Line Items]
Commitment	$ 33,300